Loans and Allowance for Loan Losses - Company's Impaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 27,025	$ 40,986
Unpaid Principal Balance	28,887	44,286
Related Allowance	4,516	6,861
Average Recorded Investment	34,629	49,062
Interest Income Recognized	755	1,317
With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	9,590	10,415
Unpaid Principal Balance	9,602	13,715
Related Allowance
Average Recorded Investment	9,679	16,478
Interest Income Recognized	287	355
With Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	17,435	30,571
Unpaid Principal Balance	19,285	30,571
Related Allowance	4,516	6,861
Average Recorded Investment	24,950	32,584
Interest Income Recognized	468	962
Residential 1-4 Family [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	4,329	9,368
Unpaid Principal Balance	4,590	9,368
Related Allowance	1,150	1,318
Average Recorded Investment	8,054	10,218
Interest Income Recognized	203	540
Residential 1-4 Family [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	357	3,418
Unpaid Principal Balance	404	3,418
Related Allowance
Average Recorded Investment	2,947	4,134
Interest Income Recognized	16	215
Residential 1-4 Family [Member] | With Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	3,972	5,950
Unpaid Principal Balance	4,186	5,950
Related Allowance	1,150	1,318
Average Recorded Investment	5,107	6,084
Interest Income Recognized	187	325
Multifamily [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment		103
Interest Income Recognized
Multifamily [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment		103
Interest Income Recognized
Multifamily [Member] | With Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	17,823	16,943
Unpaid Principal Balance	19,425	17,943
Related Allowance	2,300	2,319
Average Recorded Investment	15,584	19,951
Interest Income Recognized	524	575
Commercial Real Estate [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	7,234	4,439
Unpaid Principal Balance	7,199	5,439
Related Allowance
Average Recorded Investment	3,750	5,371
Interest Income Recognized	260	66
Commercial Real Estate [Member] | With Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	10,589	12,504
Unpaid Principal Balance	12,226	12,504
Related Allowance	2,300	2,319
Average Recorded Investment	11,834	14,580
Interest Income Recognized	264	509
Construction [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	3,806	10,915
Unpaid Principal Balance	3,806	13,215
Related Allowance	950	2,014
Average Recorded Investment	8,124	14,337
Interest Income Recognized	11	126
Construction [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,393	1,952
Unpaid Principal Balance	1,393	4,252
Related Allowance
Average Recorded Investment	2,265	6,166
Interest Income Recognized	11	74
Construction [Member] | With Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,413	8,963
Unpaid Principal Balance	2,413	8,963
Related Allowance	950	2,014
Average Recorded Investment	5,859	8,171
Interest Income Recognized		52
Farmland [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	131	2,826
Unpaid Principal Balance	131	2,826
Related Allowance	57	1,160
Average Recorded Investment	1,818	3,192
Interest Income Recognized	8	57
Farmland [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment		37
Interest Income Recognized
Farmland [Member] | With Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	131	2,826
Unpaid Principal Balance	131	2,826
Related Allowance	57	1,160
Average Recorded Investment	1,818	3,155
Interest Income Recognized	8	57
Second Mortgages [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	762	762
Unpaid Principal Balance	761	762
Related Allowance	49	47
Average Recorded Investment	822	822
Interest Income Recognized		10
Second Mortgages [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	606	606
Unpaid Principal Balance	606	606
Related Allowance
Average Recorded Investment	665	667
Interest Income Recognized
Second Mortgages [Member] | With Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	156	156
Unpaid Principal Balance	155	156
Related Allowance	49	47
Average Recorded Investment	157	155
Interest Income Recognized		10
Equity Lines of Credit [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	174	172
Unpaid Principal Balance	174	172
Related Allowance	10	3
Average Recorded Investment	175	223
Interest Income Recognized	9	9
Equity Lines of Credit [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Equity Lines of Credit [Member] | With Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	174	172
Unpaid Principal Balance	174	172
Related Allowance	10	3
Average Recorded Investment	175	223
Interest Income Recognized	9	9
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment	52	216
Interest Income Recognized
Commercial [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment	52
Interest Income Recognized
Commercial [Member] | With Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment		216
Interest Income Recognized
Agricultural [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Agricultural [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Agricultural [Member] | With Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized